NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Global Equity Fund
Nationwide Growth Fund
Nationwide Herndon Mid Cap Value Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund

Supplement dated August 13, 2015
to the Prospectus dated March 1, 2015 (as revised May 1, 2015)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide U.S. Small Cap Value Fund

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Joseph H. Chi, CFA	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President	Since 2012
Jed S. Fogdall	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President	Since 2012
Henry F. Gray	Head of Global Equity Trading and Vice President	Since 2012
Joel Schneider	Senior Portfolio Manager and Vice President	Since 2015

2.
The last sentence of the first paragraph under the section “Portfolio Management,” within the subheading “Nationwide U.S. Small Cap Value Fund,” on page 38 of the Prospectus, is deleted and replaced with the following:

Joseph H. Chi, CFA, Jed S. Fodgall, Henry F. Gray and Joel Schneider are primarily responsible for coordinating the day-to-day management of the Fund.

3.	The last paragraph under the section “Portfolio Management,” within the subheading “Nationwide U.S. Small Cap Value Fund,” on page 38 of the Prospectus, is deleted and replaced with the following:

Mr. Schneider is a Senior Portfolio Manager and Vice President at Dimensional. He holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined Dimensional in 2011 and has been a portfolio manager since 2013. Prior to joining Dimensional, Mr. Schneider worked as a management consultant at ZS Associates from 2008 to 2010.

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